Remuneration and other benefits paid to the Bank's directors and senior managers - Share-based Variable Remuneration - Former directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retired executive directors | Performance shares plan ILP (2015) | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered	51,447	50,693
Retired executive directors | Deferred conditional variable remuneration plan
Remuneration of key personnel
Cash paid	€ 1,224	€ 1,931
Retired executive directors | Deferred conditional variable remuneration plan | 2012 variable remuneration | Maximum
Remuneration of key personnel
Number of shares delivered	0	120,297
Retired executive directors | Deferred conditional variable remuneration plan | 2013 variable remuneration | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered	0	80,718
Number of shares delivered	80,718	80,718
Retired executive directors | Deferred conditional variable remuneration plan | 2014 variable remuneration | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered	101,537	200,097
Number of shares delivered	100,049	100,049
Retired executive directors | Deferred conditional variable remuneration plan | 2015 variable remuneration | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered	67,472	83,103
Number of shares delivered	16,621	55,402
Retired senior managers
Remuneration of key personnel
Number of Share Options Earned in Share Based Payment Arrangement through Capital Increase	3,233